Appendix IV: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Appendix IV: Financial Instruments [Abstract]
Schedule of Detailed Information about Financial Instruments
The detail of the type of financial instruments arranged by the Group (notional amount) by currency and interest rates at December 31, 2017 is as follows:

								Fair value
Millions of Euros	2018	2019	2020	2021	2022	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Euro	(227)	6,238	6,055	7,062	3,382	16,845	39,355	25,568	14,590	40,158
Floating rate	2,861	1,542	157	3,519	508	3,443	12,030	2,474	9,666	12,140
Spread	(0.20%)	0.15%	(1.92%)	(0.10%)	0.17%	0.18%	(0.02%)	—	—	—
Fixed rate	(3,088)	4,696	5,898	3,543	2,874	13,402	27,325	23,094	4,924	28,018
Interest rate	(2.09%)	2.18%	3.28%	2.02%	1.62%	1.95%	2.71%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(67)	—	—	—	—	—	(67)	—	(67)	(67)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(67)	—	—	—	—	—	(67)	—	(67)	(67)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	2,324	(567)	(394)	—	733	1,014	3,110	3,372	(236)	3,136
Floating rate	456	(479)	(439)	79	442	451	510	6	506	512
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	1,868	(88)	45	(79)	178	563	2,487	3,253	(742)	2,511
Interest rate	2.28%	4.03%	65.20%	0.03%	5.12%	5.38%	4.33%	—	—	—
Rate cap	—	—	—	—	113	—	113	113	—	113
Instruments in CHF	—	—	—	—	—	—	—	583	(584)	(1)
Floating rate	—	—	—	—	—	—	—	—	(2)	(2)
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	583	(582)	1
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(1,915)	286	229	(1,659)	614	2,525	80	17,812	(17,515)	297
Floating rate	(559)	242	228	(1,659)	630	1,834	716	659	55	714
Spread	(0.27%)	0.29%	0.99%	(0.07%)	0.01%	—	0.78%	—	—	—
Fixed rate	(1,356)	44	1	—	(16)	691	(636)	17,153	(17,570)	(417)
Interest rate	(1.27%)	43.21%	1,747.03%	—	(186.47%)	11.24%	(25.26%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	16	—	—	—	—	—	16	(5)	19	14
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	16	—	—	—	—	—	16	(5)	19	14
Interest rate	(0.67%)	—	—	—	—	—	(0.67%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in ARS	(159)	24	—	—	—	(14)	(149)	(141)	—	(141)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(159)	24	—	—	—	(14)	(149)	(141)	—	(141)

								Fair value
Millions of Euros	2018	2019	2020	2021	2022	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Interest rate	5.09%	16.22%	—	—	—	16.27%	4.35%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	317	346	373	333	253	73	1,695	818	881	1,699
Floating rate	(690)	126	357	319	245	(120)	237	239	4	243
Spread	(1.06%)	2.82%	1.07%	0.36%	0.47%	(0.08%)	7.20%	—	—	—
Fixed rate	1,007	220	16	14	8	193	1,458	579	877	1,456
Interest rate	5.36%	7.35%	5.42%	5.53%	5.04%	1.89%	5.20%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	(25)	105	149	288	326	108	951	(341)	1,297	956
Floating rate	(94)	64	(21)	3	329	97	378	—	381	381
Spread	—	1.12%	(0.40%)	26.86%	(0.80%)	1.54%	0.14%	—	—	—
Fixed rate	69	41	170	285	(3)	11	573	(341)	916	575
Interest rate	(1.64%)	3.08%	4.80%	4.13%	4.90%	7.02%	3.61%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	254	(267)	(13)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	254	(267)	(13)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	175	31	70	—	62	133	471	241	226	467
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	175	31	70	—	62	133	471	241	226	467
Interest rate	4.26%	5.28%	5.10%	—	5.43%	6.24%	5.16%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	17	25	—	8	—	61	111	112	—	112
Floating rate	17	25	—	8	—	61	111	112	—	112
Spread	3.38%	3.66%	—	3.50%	—	3.24%	3.37%	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	799	117	16	62	70	129	1,193	246	952	1,198
Floating rate	80	15	5	41	36	97	274	269	9	278
Spread	0.41%	2.89%	9.33%	4.27%	5.25%	3.82%	3.12%	—	—	—
Fixed rate	719	102	11	21	34	32	919	(23)	943	920
Interest rate	6.46%	10.63%	5.35%	5.32%	5.31%	5.25%	6.80%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(2)	1	—	—	—	—	(1)	(3)	—	(3)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	(2)	1	—	—	—	—	(1)	(3)	—	(3)
Interest rate	0.03%	16.63%	—	—	—	—	(10.69%)	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in MXN	68	40	117	37	43	287	592	427	177	604

								Fair value
Millions of Euros	2018	2019	2020	2021	2022	Subsequent years	Notional	Underlying debt	Associated derivatives	TOTAL
Floating rate	(8)	7	8	10	12	89	118	119	—	119
Spread	(12.36)%	6.01%	6.08%	5.78%	6.14%	5.26%	6.61%	—	—	—
Fixed rate	76	33	109	27	31	198	474	308	177	485
Interest rate	21.09%	7.11%	7.72%	6.67%	6.68%	7.23%	9.49%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GTQ	1	—	18	—	—	—	19	19	—	19
Floating rate	(8)	—	—	—	—	—	(8)	(8)	—	(8)
Spread	0.01%	—	—	—	—	—	0.01%	—	—	—
Fixed rate	9	—	18	—	—	—	27	27	—	27
Interest rate	4.04%	—	4.00%	—	—	—	4.01%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in NIO	(7)	—	—	—	—	6	(1)	(1)	—	(1)
Floating rate	(7)	—	—	—	—	—	(7)	(7)	—	(7)
Spread	0.01%	—	—	—	—	—	0.01%	—	—	—
Fixed rate	—	—	—	—	—	6	6	6	—	6
Interest rate	—	—	—	—	—	7.46%	7.46%	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Asia
Instruments in JPY	—	—	—	—	—	—	—	70	(77)	(7)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	70	(77)	(7)
Interest rate	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—
TOTAL							47,375	49,031	(505)	48,526
Floating rate							14,359	3,863	10,619	14,482
Fixed rate							32,903	45,055	(11,223)	33,832
Rate cap							113	113	—	113
Currency Options and Others (*)							—	—	99	99
(*) Amounts include in fixed rate

The table below is an extract of the previous table that shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2017:

Interest rate swaps
Millions of euros	Maturity
Non trading purposes	2018	2019	2020	2021	2022	Subsequent years	Total	Fair value
EUR								(134)
Fixed to fix	—	—	—	—	—	—	—	5
Receiving leg	(190)	(5)	—	(100)	(75)	—	(370)	(282)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	190	5	—	100	75	—	370	287
Average Interest Rate	0.52%	0.85%	—	1.18%	0.55%	—	—	—
Fixed to floating	—	—	—	—	—	—	—	(1,010)
Receiving leg	(8,097)	(5,861)	(9,145)	(7,282)	(4,018)	(6,262)	(40,665)	(22,668)
Average Interest Rate	1.04%	0.99%	1.39%	1.69%	1.04%	1.27%	1.26%	—
Paying leg	8,097	5,861	9,145	7,282	4,018	6,262	40,665	21,658
Average Spread	0.39%	0.66%	0.36%	0.51%	1.01%	—	0.44%	—
Floating to fixed	—	—	—	—	—	—	—	871
Receiving leg	(5,868)	(3,359)	(4,985)	(3,280)	(359)	(4,544)	(22,395)	(17,773)
Average Spread	1.70%	0.20%	—	0.02%	—	—	0.48%	—
Paying leg	5,868	3,359	4,985	3,280	359	4,544	22,395	18,644
Average Interest Rate	0.22%	0.91%	2.45%	2.06%	1.30%	0.95%	1.25%	—
USD								(3)
Fixed to floating	—	—	—	—	—	—	—	(6)
Receiving leg	(639)	(283)	(283)	(283)	(534)	(142)	(2,164)	(755)
Average Interest Rate	1.45%	1.40%	1.52%	1.61%	1.73%	3.47%	1.68%	—
Paying leg	639	283	283	283	534	142	2,164	749
Average Spread	0.62%	1.52%	1.61%	1.68%	0.92%	—	1.04%	—
Floating to fixed	—	—	—	—	—	—	—	3
Receiving leg	(415)	—	—	—	(250)	(142)	(807)	(808)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	415	—	—	—	250	142	807	811
Average Interest Rate	2.87%	—	—	—	1.93%	2.52%	—	—
GBP								(50)
Fixed to floating	—	—	—	—	—	—	—	(76)
Receiving leg	(676)	(28)	(23)	(248)	(524)	—	(1,499)	(1,575)
Average Interest Rate	1.63%	2.25%	2.36%	1.76%	3.27%	—	—	—
Paying leg	676	28	23	248	524	—	1,499	1,499
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	26
Receiving leg	(789)	—	(68)	(169)	(192)	—	(1,218)	(1,219)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	789	—	68	169	192	—	1,218	1,245
Average Interest Rate	1.38%	—	0.73%	2.56%	1.84%	—	—	—

Interest rate swaps
Millions of euros	Maturity
Trading purposes	2018	2019	2020	2021	2022	Subsequent years	Total	Fair value
EUR								424
Fixed to fixed	—	—	—	—	—	—	—	1
Receiving leg	—	(20)	—	—	—	—	(20)	(37)
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	—	20	—	—	—	—	20	38
Average Spread	—	0.85%	—	—	—	—	—	—
Fixed to floating	—	—	—	—	—	—	—	(88)
Receiving leg	(200)	—	—	(500)	—	(1,100)	(1,800)	(1,881)
Average Interest Rate	0.93%	—	—	1.25%	—	1.24%	—	—
Paying leg	200	—	—	500	—	1,100	1,800	1,793
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	511
Receiving leg	(2,166)	(1,371)	(4,097)	(1,102)	(192)	(5,270)	(14,198)	(10,610)
Average Spread	0.43%	1.25%	0.05%	0.03%	—	—	0.20%	—
Paying leg	2,166	1,371	4,097	1,102	192	5,270	14,198	11,121
Average Interest Rate	1.70%	1.07%	2.57%	1.92%	0.12%	1.22%	1.70%	—
USD								(918)
Fixed to floating	—	—	—	—	—	—	—	(918)
Receiving leg	(1,371)	(1,132)	(1,779)	(1,509)	(1,235)	(6,359)	(13,385)	(13,993)
Average Interest Rate	1.19%	3.45%	3.02%	3.44%	1.83%	3.21%	2.90%	—
Paying leg	1,371	1,132	1,779	1,509	1,235	6,359	13,385	13,075
Average Spread	—	—	0.22%	—	—	—	0.03%	—
Floating to fixed	—	—	—	—	—	—	—	—
Receiving leg	—	—	—	—	—	—	—	—
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	—	—	—	—	—	—	—
Average Interest Rate	—	—	—	—	—	—	—	—
MXN								(4)
Fixed to floating	—	—	—	—	—	—	—	1
Receiving leg	—	—	(127)	—	—	—	(127)	(129)
Average Interest Rate	—	—	7.90%	—	—	—	—	—
Paying leg	—	—	127	—	—	—	127	130
Average Spread	—	—	0.41%	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	(5)
Receiving leg	—	—	(127)	—	—	—	(127)	(129)
Average Spread	—	—	0.41%	—	—	—	—	—
Paying leg	—	—	127	—	—	—	127	124
Average Interest Rate	—	—	6.67%	—	—	—	—	—
GBP								(216)
Fixed to floating	—	—	—	—	—	—	—	(216)
Receiving leg	(563)	—	(789)	—	(563)	(451)	(2,366)	(2,578)
Average Interest Rate	1.43%	—	1.87%	—	3.51%	3.42%	—	—
Paying leg	563	—	789	—	563	451	2,366	2,362
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	—
Receiving leg	—	—	—	—	—	—	—	—
Average Spread	—	—	—	—	—	—	—	—
Paying leg	—	—	—	—	—	—	—	—
Average Interest Rate	—	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading purposes	2018	2019	2020	2021	2022	Subsequent years	Total	Fair value
JPY								—
Fixed to floating	—	—	—	—	—	—	—	—
Receiving leg	(74)	—	—	—	—	—	(74)	(74)
Average Interest Rate	0.32%	—	—	—	—	—	—	—

Paying leg	74	—	—	—	—	—	74	74
Average Spread	—	—	—	—	—	—	—	—
CLP								—
Fixed to floating	—	—	—	—	—	—	—	(3)
Receiving leg	—	(64)	(7)	(3)	(3)	(3)	(80)	(86)
Average Interest Rate	—	5.75%	4.90%	4.90%	4.90%	4.90%	0.40%	—
Paying leg	—	64	7	3	3	3	80	83
Average Spread	—	1.12%	1.27%	1.27%	1.27%	1.27%	0.10%	—
Floating to fixed	—	—	—	—	—	—	—	3
Receiving leg	(87)	—	(27)	(134)	—	—	(248)	(247)
Average Spread	—	—	—	—	—	—	—	—
Paying leg	87	—	27	134	—	—	248	250
Average Interest Rate	5.05%	—	3.31%	3.26%	—	—	—	—
CHF								(17)
Fixed to floating	—	—	—	—	—	—	—	(17)
Receiving leg	(214)	—	(192)	—	(128)	—	(534)	(549)
Average Interest Rate	0.28%	—	0.95%	—	0.75%	—	—	—
Paying leg	214	—	192	—	128	—	534	532
Average Spread	—	—	—	—	—	—	—	—
BRL								(7)
Fixed to floating	—	—	—	—	—	—	—	—
Receiving leg	—	—	—	—	—	—	—	—
Average Interest Rate	—	—	—	—	—	—	—	—
Paying leg	—	—	—	—	—	—	—	—
Average Spread	—	—	—	—	—	—	—	—
Floating to fixed	(2)	(1)	—	—	—	—	(3)	(7)
Receiving leg	(72)	(38)	—	—	—	—	(110)	(110)
Average Spread	2.00%	1.55%	—	—	—	—	1.85%	—
Paying leg	70	37	—	—	—	—	107	103
Average Interest Rate	—	—	—	—	—	—	—	—
COP								(1)
Fixed to floating	—	—	—	—	—	—	2	1
Receiving leg	(4)	(8)	(8)	(8)	(4)	—	(32)	(36)
Average Interest Rate	7.25%	7.25%	7.25%	7.25%	7.25%	—	—	—
Paying leg	4	8	8	8	4	—	34	37
Average Spread	2.80%	2.80%	2.80%	2.80%	2.80%	—	—	—
Floating to fixed	—	—	—	—	3	(3)	1	(2)
Receiving leg	(70)	—	(10)	(21)	(31)	(35)	(167)	(29)
Average Spread	5.25%	—	—	—	—	—	—	—
Paying leg	70	—	10	21	34	32	168	27
Average Interest Rate	—	—	5.25%	5.27%	5.29%	5.25%	—	—

Schedule of Maturity Analysis for Derivative Financial Liabilities
The breakdown of financial liabilities at December 31, 2017 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2018	2019	2020	2021	2022	Subsequent years	Non-current total	Total
Debentures and bonds	5,313	3,599	5,108	4,760	4,903	17,605	35,975	41,288
Promissory notes & commercial paper	2,107	—	112	—	—	187	299	2,406
Total Issues	7,420	3,599	5,220	4,760	4,903	17,792	36,274	43,694
Loans and other payables	1,714	2,250	819	918	531	2,668	7,186	8,900
Derivative instruments (Note 16)	280	214	824	453	185	1,196	2,872	3,152
Total	9,414	6,063	6,863	6,131	5,619	21,656	46,332	55,746
Foreign exchange and interest rate options, by maturity, are as follows:

Currency options	Maturities
Millions of euros	2018	2019	2020	2021	2022	Subsequent years
Currency Puts (EURUSD, USDEUR)
Notional amount of options bought	120	—	—	—	—	—
Strike	1.57	—	—	—	—	—
Notional amount of options sold	120	—	—	—	—	—
Strike	1.57	—	—	—	—	—

Interest rate options	Maturities
Millions of euros	2018	2019	2020	2021	2022	Subsequent years
Collars
Notional amount of options bought	800	—	—	—	845	—
Strike Cap	4.35	—	—	—	4.92	—
Strike Floor	3.05	—	—	—	4.15	—
Caps
Notional amount of options bought	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Notional amount of options sold	—	—	—	—	845	—
Strike	—	—	—	—	5.53	—
Floors
Notional amount of options bought	—	—	—	—	845	—
Strike	—	—	—	—	1.17	—
Notional amount of options sold	—	—	—	—	—	—
Strike	—	—	—	—	—	—
Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2018	2019	2020	2021	2022	Subsequent years	Total
Currency swaps
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	66	—	—	—	—	—	66
Pay	BRL	(140)	(79)	—	—	—	—	(219)
Receive	CLP	—	—	—	—	326	94	420
Pay	CLP	—	—	(136)	(134)	(652)	(188)	(1,110)
Receive	COP	—	—	—	—	—	—	—
Pay	COP	(42)	(2)	—	—	—	—	(44)
Receive	CZK	—	—	—	—	—	—	—
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	80	74	—	—	—	64	218
Pay	EUR	(2,119)	(1,583)	(3,019)	(3,104)	(313)	(4,952)	(15,090)
Receive	GBP	—	563	1,239	—	—	—	1,802
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	74	—	—	—	—	—	74
Pay	JPY	—	—	—	—	—	—	—
Receive	MAD	—	—	—	—	—	—	—
Pay	MAD	—	—	—	—	—	—	—
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	—	—	—	—	—	—	—
Receive	PEN	—	—	—	—	—	—	—
Pay	PEN	(6)	(1)	—	—	—	—	(7)
Receive	UFC	—	—	145	—	—	218	363
Pay	UFC	—	—	—	—	—	(109)	(109)
Receive	USD	1,963	1,027	1,612	3,302	1,026	4,525	13,455
Pay	USD	(47)	—	—	—	(417)	—	(464)
Receive	UDI	—	—	—	—	—	—	—
Pay	UDI	—	—	—	—	—	—	—
Receive	CHF	214	—	192	—	—	—	406
Pay	CHF	—	—	—	—	128	—	128
TOTAL		43	(1)	33	64	98	(348)	(111)

Millions of euros		2018	2019	2020	2021	2022	Subsequent years	Total
Forwards
Receive	ARS	—	—	—	—	—	—	—
Pay	ARS	—	—	—	—	—	—	—
Receive	BRL	8	—	—	—	—	—	8
Pay	BRL	(748)	—	—	—	—	—	(748)
Receive	CLP	1	—	—	—	—	—	1
Pay	CLP	(569)	—	—	—	—	—	(569)
Receive	COP	3	—	—	—	—	—	3
Pay	COP	(818)	—	—	—	—	—	(818)
Receive	CZK	67	—	—	—	—	—	67
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	5,533	—	—	—	—	—	5,533
Pay	EUR	(2,131)	—	—	—	—	—	(2,131)
Receive	GBP	1,022	—	—	—	—	—	1,022
Pay	GBP	(3,084)	—	—	—	—	—	(3,084)
Receive	MXN	—	—	—	—	—	—	—
Pay	MXN	(352)	—	—	—	—	—	(352)
Receive	PEN	25	—	—	—	—	—	25
Pay	PEN	(245)	—	—	—	—	—	(245)
Receive	UFC	—	—	—	—	—	—	—
Pay	UFC	—	—	—	—	—	—	—
Receive	USD	2,610	—	—	—	—	—	2,610
Pay	USD	(1,338)	—	—	—	—	—	(1,338)
Receive	UYU	—	—	—	—	—	—	—
Pay	UYU	(19)	—	—	—	—	—	(19)
TOTAL		(35)	—	—	—	—	—	(35)